Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial information [Line Items]
Total revenues	$ 54,424	$ 47,490	$ 46,922	$ 45,743	$ 48,391	$ 46,186	$ 45,689	$ 44,520	$ 194,579	$ 184,786	$ 177,546
Operating income (loss)	824	2,574	(1,373)	1,996	3,114	2,504	2,121	1,799	4,021	9,538	10,386
Income (loss) from continuing operations	(422)	1,390	(2,562)	998	3,287	1,285	1,097	962	(596)	6,631	5,320
Net income (loss) attributable to CVS Health	$ (419)	$ 1,390	$ (2,563)	$ 998	$ 3,287	$ 1,285	$ 1,098	$ 952	$ (594)	$ 6,622	$ 5,317
Income (loss) from continuing operations attributable to CVS Health (in dollars per share)	$ (0.37)	$ 1.36	$ (2.52)	$ 0.98	$ 3.23	$ 1.26	$ 1.07	$ 0.93	$ (0.57)	$ 6.48	$ 4.93
Income (loss) from discontinued operations attributable to CVS Health (in dollars per share)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)	0.00	(0.01)	0.00
Net income (loss) attributable to CVS Health (in dollars per share)	(0.37)	1.36	(2.52)	0.98	3.23	1.26	1.07	0.92	(0.57)	6.47	4.93
Income (loss) from continuing operations attributable to CVS Health (in dollars per share)	(0.37)	1.36	(2.52)	0.98	3.22	1.26	1.07	0.92	(0.57)	6.45	4.91
Income (loss) from discontinued operations attributable to CVS Health (in dollars per share)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)	0.00	(0.01)	0.00
Net income (loss) attributable to CVS Health (in dollars per share)	(0.37)	1.36	(2.52)	0.98	3.22	1.26	1.07	0.92	(0.57)	6.44	$ 4.90
Dividends per common share (in dollars per share)	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 2.00	$ 2.00
Interest expense									$ 2,619	$ 1,062	$ 1,078
Adjustments
Quarterly Financial information [Line Items]
Total revenues		$ 221	$ 214	$ 50	$ 6	$ 5	$ 4	$ 6		21	20
Operating income (loss)										$ 21	$ 20
Interest expense		$ 221	$ 214	$ 50	$ 6	$ 5	$ 4	$ 6